SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful life of assets (Details)	12 Months Ended
Dec. 31, 2021
Office and electronic equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years